Intangible Asset, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Asset, Net [Abstract]
Schedule of Changes in the Carrying Amount of The Company’s Intangible Assets

The following table presents the changes in the carrying amount of the Company’s intangible assets for the six months ended June 30, 2025:

U.S. dollars in thousands

Balance as of December 31, 2024	$2,884

Amortization	(150)
Impairment	(37)

Balance as of June 30, 2025	$2,697